Jointly Owned Generation Units (Tables)	12 Months Ended
Dec. 31, 2016
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Generation Units
At December 31, 2016, the investment in and accumulated depreciation for each generating unit on Cleco and Cleco Power’s Consolidated Balance Sheets were as follows:

Cleco
		SUCCESSOR
		AT DEC. 31, 2016
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2	DOLET HILLS	TOTAL
Utility plant in service	$70,136	$177,201	$247,337
Accumulated depreciation	$1,530	$5,783	$7,313
Construction work in progress	$166	$3,193	$3,359
Ownership interest percentage	30%	50%
Nameplate capacity (MW)	523	650
Ownership interest (MW)	157	325

Cleco Power [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Generation Units

Cleco Power
		AT DEC. 31, 2016
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2	DOLET HILLS	TOTAL
Utility plant in service	$144,316	$394,698	$539,014
Accumulated depreciation	$75,710	$223,280	$298,990
Construction work in progress	$166	$3,193	$3,359
Ownership interest percentage	30%	50%
Nameplate capacity (MW)	523	650
Ownership interest (MW)	157	325